INCOME TAXES - Company's net deferred tax assets (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets
Other		$ 10,566	$ 4,266
Amortization and impairment		492,385
ROU asset		78,087	157,555
Net operating losses		8,450,019	5,408,937
Deferred tax assets		9,031,057	5,570,758
Less: Valuation allowance		(8,888,489)	(5,207,943)
Total deferred tax assets		142,568	362,815
Deferred tax liabilities
Depreciation, amortization, and impairment		28,220	219,512
Lease assets		114,348	143,303
Deferred tax liabilities	$ (52,177)	$ (142,568)	$ (362,815)